LEASE - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2025	¥ 9,627	$ 1,319
2026	9,627	1,319
2027	9,627	1,319
2028	9,627	1,319
2029	¥ 9,627	$ 1,319